Borrowings - Mortgage payable (Details) € in Thousands, $ in Thousands	Dec. 31, 2021 USD ($)	Dec. 31, 2020 EUR (€)	Dec. 31, 2020 USD ($)
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 0		$ 15
Mortgage payable
Disclosure of detailed information about borrowings [line items]
Notional amount | €		€ 185
Borrowings	$ 0		$ 15
Mortgage payable | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Interest rate		5.00%	5.00%